Additional Financial Information of the Company - Additional Information (Detail)				12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 PRC	Dec. 31, 2014 Maximum PRC	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2014 Statutory reserves General reserve fund USD ($)	Dec. 31, 2013 Statutory reserves General reserve fund USD ($)	Dec. 31, 2012 Statutory reserves General reserve fund USD ($)	May 31, 2006 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong") Minimum	Dec. 31, 2014 Advances One Parent Company USD ($)	Dec. 31, 2014 Advances One Parent Company CNY	Dec. 31, 2013 Advances One Parent Company CNY	Dec. 31, 2014 Advances Two Parent Company USD ($)	Dec. 31, 2014 Advances Two Parent Company CNY	Dec. 31, 2013 Advances Two Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Required percentage of statutory reserve to registered capital				50.00%
Required percentage of after tax profit to reserve					10.00%							10.00%
Appropriation of statutory reserves									$ 0	$ 0	$ 4,456,000
Net assets of PRC subsidiaries, restricted from transfer	485,467,556	3,012,132,000
Losses in excess of investments						260,858,000	1,618,520,000	1,093,073,000
Payment made by the company on behalf of subsidiaries						81,412,178	505,130,000	9,775,000					642,311,188	3,985,284,000	3,480,154,000
Payment made by the subsidiaries on behalf of company																3,306,418	20,515,000	20,441,000
Payment of operating expenses, interest expense and consideration for repurchase of convertible bonds by subsidiaries						11,927	74,000	129,265,000
Interest payable for convertible bonds	$ 1,188,000	7,372,000	9,766,000			$ 1,188,151	7,372,000	9,766,000
Exchange rate translation, US dollar to RMB		6.2046					6.2046